Computation of Earnings Per Ordinary Share and Ordinary Share Equivalent	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Computation of earnings per ordinary share and ordinary share equivalent
Computation of Earnings Per Ordinary Share and Ordinary Share Equivalent
The following table sets forth the computation of basic and diluted earnings per share for the years ended December 31, 2013, 2012 and 2011:

(U.S. dollars in thousands, except per share amounts)	2013	2012	2011
Basic earnings per ordinary share and ordinary share equivalents outstanding:
Net income (loss) attributable to ordinary shareholders	$1,059,916	$651,128	$(474,760)
Weighted average ordinary shares outstanding	287,801	307,372	312,896
Basic earnings per ordinary share and ordinary share equivalents outstanding	$3.68	$2.12	$(1.52)

Diluted earnings per ordinary share and ordinary share equivalents outstanding:
Weighted average ordinary shares outstanding – basic	287,801	307,372	312,896
Impact of share based compensation and certain conversion features	4,268	2,910	—
Weighted average ordinary shares outstanding – diluted	292,069	310,282	312,896
Diluted earnings per ordinary share & ordinary share equivalents outstanding	$3.63	$2.10	$(1.52)
Dividends per ordinary share	$0.56	$0.44	$0.44

For the years ended December 31, 2013, 2012 and 2011, ordinary shares available for issuance under share-based compensation plans of 6.0 million, 8.7 million and 16.9 million, respectively, were not included in the calculation of diluted earnings per share because the assumed exercise or issuance of such shares would be anti-dilutive.